Accounts Payable and Accrued Expense	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Expense [Abstract]
Accounts Payable and Accrued Expense

Note 5 — Accounts Payable and Accrued Expense

The Company’s accounts payable and accrued expenses as of December 31, 2023 and 2022 primarily consisted of legal accruals.

	December 31, 2023	December 31, 2022
Legal accrual	$5,534,483	$1,705,049
Other payables and expenses	134,866	161,943
	$5,669,349	$1,866,992